Post-retirement benefits - Summary of movement in net defined benefit liability (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	$ (2,499)	$ (2,542)
Amounts recognised in Income statement	(288)	(245)	$ (265)
Amounts recognised in Other comprehensive income	907	6	(90)
Contributions by employer	248	404	464
Arrangements divested	(10)	13
Currency exchange rate (loss)/gain	91	(135)
Ending balance	(1,551)	(2,499)	$ (2,542)
Pension benefits [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(1,501)
Amounts recognised in Income statement	(242)
Amounts recognised in Other comprehensive income	812
Contributions by employer	204
Arrangements divested	(10)
Currency exchange rate (loss)/gain	57
Ending balance	(680)	(1,501)
Other Benefits [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(998)
Amounts recognised in Income statement	(46)
Amounts recognised in Other comprehensive income	95
Contributions by employer	44
Currency exchange rate (loss)/gain	34
Ending balance	$ (871)	$ (998)